UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

POINT BRIDGE GOP STOCK TRACKER ETF

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuers or a smaller number of issuer than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

 POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS

June 30, 2020 (Unaudited)

Dear Point Bridge GOP Stock Tracker ETF Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge GOP Stock Tracker ETF (“MAGA” or the “Fund”). The following information pertains to the fiscal period of July 1, 2019 through June 30, 2020 (the “current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”), an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Advisor and Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had negative performance during the current fiscal period. The market price for MAGA decreased 10.45% and the NAV decreased 10.44%, while the S&P 500 Index, a broad market index, gained 7.51% over the same current fiscal period. The Fund’s Index decreased 9.83%. Outstanding shares ended the current fiscal period at 350,000.

For the current fiscal period, the largest positive contributor to return was ResMed Inc (RMD), adding 0.24% to the return of the Fund, with an absolute return of 58.97% and an average weighting of 0.72%. The second-largest contributor to return was Eli Lilly & Co (LLY), adding 0.24% to the return of the Fund, gaining 51.41% with an average weighting of 0.72%. The third-largest contributor to return was Ingersoll-Rand Inc (IR), adding 0.26% to the return of the Fund, gaining 43.40% with an average weighting of 0.21%.

For the current fiscal period, the largest negative contributor to return was Cimarex Energy Co (XEC), detracting 0.60% from the return of the Fund, declining 74.69% with an average weighting of 0.43%. The second-largest detractor was TechnipFMC plc (FTI), reducing the Fund return by 0.54%, and declining 72.76% with an average weighting of 0.64%. The third-largest negative contributor to return was Alliance Data Systems Corp (ADS), detracting 0.46% from the return of the Fund, and declining 65.40% with an average weight of 0.58%.

For the current fiscal period, the sector that most positively contributed to return was Health Care, contributing 0.81%, followed by Communication Services, adding 0.14%. The sector that detracted the most to return was Energy, reducing the return by 3.88%, followed by Financials, reducing the return by 3.19%.

Sincerely,

Hal Lambert

Chief Executive Officer, Point Bridge Capital

Advisor to the Fund

Past performance is no guarantee of future results. Current and future holdings are subject to change and risk.

POINT BRIDGE GOP STOCK TRACKER ETF

PERFORMANCE SUMMARY

(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on September 6, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annual Returns	One	Since Inception
Year Ended June 30, 2020	Year	(9/6/2017)
Point Bridge GOP Stock Tracker ETF - NAV	-10.44%	0.23%
Point Bridge GOP Stock Tracker ETF - Market	-10.45%	0.22%
Point Bridge GOP Stock Tracker Index (1)(2)	-9.83%	0.97%
S&P 500® Index (1)(3)	7.51%	10.65%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2019, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)  Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index

(2)  The Index uses an objective, rules-based methodology to track the performance of companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, Democratic National Committee, National Republican Senatorial Committee, Democratic Congressional Campaign Committee) (“Committees”). The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

(3) The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION
As of June 30, 2020 (Unaudited)

Sector	Percentage of Net Assets

Industrial	21.5%
Financial	18.4
Consumer, Cyclical	17.0
Energy	13.4
Consumer, Non-Cyclical	10.9
Utilities	8.4
Basic Materials	6.1
Communications	2.6
Technology	1.4
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2020

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Aerospace/Defense - 3.2%
377	General Dynamics Corporation	$56,346
148	Lockheed Martin Corporation	54,008
177	Northrop Grumman Corporation	54,417
862	Raytheon Technologies Corporation	53,117
125	TransDigm Group, Inc.	55,256
		273,144
	Agriculture - 0.7
1,439	Altria Group, Inc.	56,481

	Apparel - 0.6%
4,808	Hanesbrands, Inc.	54,282

	Auto Manufacturers - 0.7%
770	PACCAR, Inc.	57,634

	Banks - 7.7%
2,273	Bank of America Corporation	53,984
1,439	Comerica, Inc.	54,826
2,709	Fifth Third Bancorp	52,230
280	Goldman Sachs Group, Inc.	55,334
5,699	Huntington Bancshares, Inc.	51,490
4,262	KeyCorp	51,911
1,218	Morgan Stanley	58,829
508	PNC Financial Services Group, Inc.	53,447
4,735	Regions Financial Corporation	52,653
1,428	Truist Financial Corporation	53,621
1,502	U.S. Bancorp	55,304
1,616	Zions Bancorporation	54,944
		648,573
	Beverages - 0.6%
1,480	Molson Coors Brewing Company - Class B	50,853

	Biotechnology - 0.6%
2,045	Corteva, Inc.	54,786

	Building Materials - 1.4%
1,635	Johnson Controls International plc	55,819
1,231	Masco Corporation	61,809
		117,628
	Chemicals - 4.0%
1,916	CF Industries Holdings, Inc.	53,916
1,367	Dow, Inc.	55,719
810	Eastman Chemical Company	56,409
846	LyondellBasell Industries NV - Class A	55,599
554	PPG Industries, Inc.	58,757
102	Sherwin-Williams Company	58,941
		339,341

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Commercial Services - 1.4%
211	Cintas Corporation	$56,202
1,360	Rollins, Inc.	57,650
		113,852
	Computers - 0.6%
1,113	Seagate Technology plc	53,880

	Distribution/Wholesale - 2.7%
663	Copart, Inc. (a)	55,208
1,407	Fastenal Company	60,276
2,176	LKQ Corporation (a)	57,011
186	WW Grainger, Inc.	58,434
		230,929
	Diversified Financial Services - 2.6%
1,541	Charles Schwab Corporation	51,993
2,586	Franklin Resources, Inc.	54,229
604	Intercontinental Exchange, Inc.	55,326
5,446	Invesco, Ltd.	58,599
		220,147
	Electric - 7.1%
785	Ameren Corporation	55,233
688	American Electric Power Company, Inc.	54,792
966	CMS Energy Corporation	56,434
677	Dominion Energy, Inc.	54,959
649	Duke Energy Corporation	51,849
584	Entergy Corporation	54,785
1,393	FirstEnergy Corporation	54,020
229	NextEra Energy, Inc.	54,999
745	Pinnacle West Capital Corporation	54,601
2,122	PPL Corporation	54,832
1,003	Southern Company	52,006
		598,510
	Electrical Components & Equipment - 0.7%
919	Emerson Electric Company	57,006

	Electronics - 2.0%
594	Amphenol Corporation - Class A	56,911
389	Honeywell International, Inc.	56,246
303	Waters Corporation (a)	54,661
		167,818
	Environmental Control - 0.7%
1,502	Pentair plc	57,061

	Food - 1.4%
538	J.M. Smucker Company	56,926
1,039	Sysco Corporation	56,792
		113,718
	Forest Products & Paper - 0.7%
1,613	International Paper Company	56,794

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Gas - 1.3%
561	Atmos Energy Corporation	$55,864
2,422	NiSource, Inc.	55,076
		110,940
	Hand/Machine Tools - 0.7%
430	Stanley Black & Decker, Inc.	59,933

	Healthcare-Products - 3.4%
632	Abbott Laboratories	57,784
1,593	Boston Scientific Corporation (a)	55,930
195	Cooper Companies, Inc.	55,310
350	ResMed, Inc.	67,200
451	Zimmer Biomet Holdings, Inc.	53,831
		290,055
	Home Builders - 1.4%
1,044	DR Horton, Inc.	57,890
18	NVR, Inc. (a)	58,657
		116,547
	Home Furnishings - 1.4%
1,716	Leggett & Platt, Inc.	60,317
461	Whirlpool Corporation	59,713
		120,030
	Insurance - 4.7%
1,537	Aflac, Inc.	55,378
588	Allstate Corporation	57,030
310	Berkshire Hathaway, Inc. - Class B (a)	55,338
923	Cincinnati Financial Corporation	59,100
1,505	MetLife, Inc.	54,963
497	Travelers Companies, Inc.	56,683
988	WR Berkley Corporation	56,603
		395,095
	Iron/Steel - 0.7%
1,368	Nucor Corporation	56,649

	Lodging - 1.2%
1,129	Las Vegas Sands Corporation	51,415
611	Wynn Resorts, Ltd.	45,513
		96,928
	Machinery-Construction & Mining - 0.7%
458	Caterpillar, Inc.	57,937

	Machinery-Diversified - 2.6%
363	Deere & Company	57,045
1,805	Ingersoll Rand, Inc. (a)	50,757
271	Rockwell Automation, Inc.	57,723
925	Westinghouse Air Brake Technologies Corporation	53,252
		218,777
	Media - 0.7%
108	Charter Communications, Inc. - Class A (a)	55,084

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Mining - 0.7%
5,372	Freeport-McMoRan, Inc.	$62,154

	Miscellaneous Manufacturing - 3.4%
655	Eaton Corporation plc	57,299
7,769	General Electric Company	53,062
341	Illinois Tool Works, Inc.	59,624
313	Parker-Hannifm Corporation	57,364
1,650	Textron, Inc.	54,302
		281,651
	Oil & Gas - 10.8%
4,092	Apache Corporation	55,242
2,807	Cabot Oil & Gas Corporation	48,224
609	Chevron Corporation	54,341
972	Concho Resources, Inc.	50,058
1,289	ConocoPhillips	54,164
4,402	Devon Energy Corporation	49,919
1,200	Diamondback Energy, Inc.	50,184
1,072	EOG Resources, Inc.	54,307
1,195	Exxon Mobil Corporation	53,440
1,136	Hess Corporation	58,856
1,796	HollyFrontier Corporation	52,443
8,563	Marathon Oil Corporation	52,406
1,539	Marathon Petroleum Corporation	57,528
3,046	Occidental Petroleum Corporation	55,742
730	Phillips 66	52,487
574	Pioneer Natural Resources Company	56,080
884	Valero Energy Corporation	51,997
		907,418
	Oil & Gas Services - 1.3%
4,410	Halliburton Company	57,242
7,087	TechnipFMC plc	48,475
		105,717
	Packaging & Containers - 0.7%
1,997	WestRock Company	56,435

	Pharmaceuticals - 2.8%
1,065	Cardinal Health, Inc.	55,582
296	Cigna Corporation	55,544
392	Eli Lilly & Company	64,359
380	McKesson Corporation	58,300
		233,785
	Pipelines - 1.4%
1,652	ONEOK, Inc.	54,879
3,091	Williams Companies, Inc.	58,791
		113,670
	Real Estate - 3.3%
353	Alexandria Real Estate Equities, Inc.	57,274
1,428	Apartment Investment & Management Company - Class A	53,750
1,593	Duke Realty Corporation	56,376
1,402	Vornado Realty Trust	53,570
2,589	Weyerhaeuser Company	58,149
		279,119

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS - 99.7% (Continued)
	Retail - 8.2%
416	Advance Auto Parts, Inc.	$59,259
51	AutoZone, Inc. (a)	57,534
642	Dollar Tree, Inc. (a)	59,500
148	Domino’s Pizza, Inc.	54,677
658	Genuine Parts Company	57,220
233	Home Depot, Inc.	58,369
3,600	L Brands, Inc.	53,892
447	Lowe’s Companies, Inc.	60,399
297	McDonald’s Corporation	54,788
476	Tractor Supply Company	62,732
478	Walmart, Inc.	57,255
618	Yum! Brands, Inc.	53,710
		689,335
	Semiconductors - 0.7%
566	Microchip Technology, Inc.	59,606

	Shipbuilding - 0.6%
309	Huntington Ingalls Industries, Inc.	53,917

	Telecommunications - 2.0%
1,846	AT&T, Inc.	55,804
5,589	CenturyLink, Inc.	56,058
400	Motorola Solutions, Inc.	56,052
		167,914
	Textiles - 0.7%
576	Mohawk Industries, Inc. (a)	58,614

	Transportation - 4.9%
725	CH Robinson Worldwide, Inc.	57,318
810	CSX Corporation	56,489
425	FedEx Corporation	59,593
317	Norfolk Southern Corporation	55,656
357	Old Dominion Freight Line, Inc.	60,544
340	Union Pacific Corporation	57,484
555	United Parcel Service, Inc. - Class B	61,705
		408,789
	TOTAL COMMON STOCKS (Cost $9,667,715)	8,378,536

	SHORT-TERM INVESTMENTS - 0.2%
16,010	First American Government Obligations Fund - Class X, 0.09%*	16,010
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,010)	16,010
	TOTAL INVESTMENTS - 99.9% (Cost $9,683,725)	8,394,546
	Other Assets in Excess of Liabilities - 0.1%	7,714
	NET ASSETS - 100.0%	$8,402,260

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

* Rate shown is the annualized seven-day yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020

ASSETS
Investments in securities, at value (Cost $9,683,725)	$8,394,546
Dividends and interest receivable	12,795
Total assets	8,407,341

LIABILITIES
Management fees payable	5,081
Total liabilities	5,081

NET ASSETS	$8,402,260

Nets Assets Consist of:
Paid-in capital	$11,535,252
Total distributable earnings (accumulated deficit)	(3,132,992)
Net assets	$8,402,260

Net Asset Value:
Net assets	$8,402,260
Shares outstanding^	350,000
Net asset value, offering and redemption price per share	$24.01

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2020

INCOME
Dividends	$349,622
Interest	268
Total investment income	349,890

EXPENSES
Management fees	98,727
Total expenses	98,727
Net investment income (loss)	251,163

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,237,013)
Change in unrealized appreciation (depreciation) on investments	(861,878)
Net realized and unrealized gain (loss) on investments	(3,098,891)
Net increase (decrease) in net assets resulting from operations	$(2,847,728)

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2020	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$251,163	$594,547
Net realized gain (loss) on investments	(2,237,013)	374,932
Change in unrealized appreciation (depreciation) on investments	(861,878)	(949,715)

Net increase (decrease) in net assets resulting from operations	(2,847,728)	19,764

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(361,110)	(659,769)
Total distributions to shareholders	(361,110)	(659,769)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,343,408	—
Payments for shares redeemed	(7,165,690)	(21,904,843)
Net increase (decrease) in net assets derived from capital share transactions(a)	(4,822,282)	(21,904,843)
Net increase (decrease) in net assets	$(8,031,120)	$(22,544,848)

NET ASSETS
Beginning of year	$16,433,380	$38,978,228
End of year	$8,402,260	$16,433,380

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	100,000	—
Redemptions	(350,000)	(825,000)
Net increase (decrease)	(250,000)	(825,000)

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year/period

	Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended June 30, 2018(1)
Net asset value, beginning of year/period	$27.39	$27.35	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.48	0.52	0.34
Net realized and unrealized gain (loss) on investments	(3.23)	0.02 (6)	2.13
Total from investment operations	(2.75)	0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.63)	(0.50)	(0.11)
Net realized gains	—	—	(0.01)
Total distributions	(0.63)	(0.50)	(0.12)
Net asset value, end of year/period	$24.01	$27.39	$27.35
Total return	-10.44%	2.26%	9.88	% (3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$8,402	$16,433	$38,978

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72%	0.72%	0.72	% (4)
Net investment income (loss) to average net assets	1.83%	1.95%	1.50	% (4)
Portfolio turnover rate(5)	27%	37%	14	% (3)

(1)	Commencement of operations on September 6, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

NOTE 1 – ORGANIZATION

Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is June 30, 2020, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total

Common Stocks	$8,378,536	—	—	$8,378,536

Short-Term Investments	16,010	—	—	16,010

Total Investments in Securities	$8,394,546	—	—	$8,394,546

^ See Schedule of Investments for breakout of investments by industry.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B. Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not occur any interest or penalties.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income and expense is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$1,333,389	$(1,333,389)

For the fiscal year ended June 30, 2020, the Fund realized $1,333,389 of net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J. New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,612,649 and $3,617,643, respectively.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $2,336,753 and $7,150,943, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of June 30, 2020, were as follows:

Tax cost of investments	$9,778,059

Gross tax unrealized appreciation	$743,123

Gross tax unrealized depreciation	(2,126,636)

Net tax unrealized appreciation (depreciation)	(1,383,513)

Undistributed ordinary income	99,809

Undistributed long-term capital gain (loss)	—

Other accumulated gain (loss)	(1,849,288)

Distributable earnings (accumulated deficit)	$(3,132,992)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2020, the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

As of June 30, 2020, the Fund had the following capital loss carryforwards with an indefinite expiration:

Short-Term	Long-Term
$332,532	$1,516,756

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2020 and June 30, 2019 were as follows:

Year Ended June 30, 2020

Ordinary Income	Long Term Capital Gain
$361,110	$—

Year Ended June 30, 2019

Ordinary Income	Long Term Capital Gain
$659,769	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (Continued)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – COVID-19 RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

POINT BRIDGE GOP STOCK TRACKER ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Point Bridge GOP Stock Tracker ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Point Bridge GOP Stock Tracker ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2020

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000-2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000-2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012-2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001-2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011-2013).	46	None

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Principal Officers of the Trust

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born:1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014-2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-2014).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008-2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014-2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005-2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012-2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014-2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (2018-2019), and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

POINT BRIDGE GOP STOCK TRACKER ETF

Expense Example
For the Six-Months Ended June 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other fluids. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Point Bridge GOP Stock Tracker ETF

	Beginning Account Value January 01, 2020	Ending Account Value June 30, 2020	Expenses Paid Period(1)
Actual	$1,000.00	$834.90	$3.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.28	$3.62

(1) The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF SUB-ADVISORY AGREEMENTS & BOARD CONSIDERATIONS

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among Point Bridge Capital, LLC (“Point Bridge” or the “Adviser”), Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”), and the Trust, on behalf of the Point Bridge GOP Stock Tracker ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Fund; (iv) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with the Fund sharehold-ers; and (v) other factors the Board deemed to be relevant. The Board also considered that the Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to the Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF SUB-ADVISORY AGREEMENTS & BOARD CONSIDERATIONS

(Unaudited)

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. Because the Fund is designed to track the performance of an index that is not affiliated with the Sub-Adviser, the Board considered the extent to which the Fund tracked its index before fees and expenses. The Board noted that the Fund performed in line with its underlying index before fees and expenses for the one-year and since inception periods.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Point Bridge to VIA for its services to the Fund. The Board considered that the fees paid to VIA are paid by Point Bridge and noted that the fee reflected an arm’s-length negotiation between Point Bridge and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

The Board expressed the view that VIA might realize economies of scale in managing the Fund as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays Point Bridge a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Point Bridge, rather than to Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compen-sation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

POINT BRIDGE GOP STOCK TRACKER ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

POINT BRIDGE GOP STOCK TRACKER ETF

FEDERAL TAX INFORMATION

(Unaudited)

For the fiscal year ended June 30, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2020 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 00.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

Advisor and Index Provider
Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2020	FYE 6/30/2019
Audit Fees	$14,500	$14,500
Audit-Related Fees	0	$0
Tax Fees	$3,000	$3,000
All Other Fees	0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2020	FYE 6/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2020	FYE 6/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*/s/  Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date             9/08/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/  Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          9/08/2020

By (Signature and Title)* /s/  Kristen M. Weitzel
    Kristen M. Weitzel, Treasurer (principal financial officer)

Date       9/08/2020

* Print the name and title of each signing officer under his or her signature.